Assets Classified as Held for Sale and Discontinued Operations	12 Months Ended
Dec. 31, 2017
Disclosure Of Assets Classified As Held For Sale And Discontinued Operation [Abstract]
Assets Classified as Held for Sale and Discontinued Operations
Note 5. Assets Classified as Held for Sale and Discontinued Operations
In 2015, the Board of Directors of the Company approved a plan to sell all of the Group’s resource properties. The assets of the disposal groups were classified as assets held for sale effective September 30, 2015 in compliance with IFRS 5, Non-current Assets Held for Sale and Discontinued Operations.
On June 30 and September 30, 2016, the Group ceased to classify the remaining disposal groups as held for sale as the criteria for assets classified as held for sale were no longer met. Accordingly, the results of operations of these disposal groups for the years ended December 31, 2015 have been reclassified to continuing operations.
On December 31, 2016, the Group reclassified the assets and liabilities of a commodities trading subsidiary as held for sale. The sale was completed in 2017.
The major assets and liabilities of the commodities trading subsidiary as at December 31, 2016 comprised the following:
Current assets	$42,293
Non-current assets	3,374
Total assets held for sale	45,667
Debt	(20,140)
Other liabilities	(9,757)
Total liabilities relating to assets held for sale	(29,897)
Net assets held for sale	$15,770

The Group’s discontinued operations for the year ended December 31, 2015 comprised certain hydrocarbon properties and an iron ore interest, both of which were included in the Company’s merchant banking reportable business segment.
The following summarizes the results of the discontinued operations for the year ended December 31, 2015. The Group did not have discontinued operations in 2017 and 2016.
	2015	2015
	Hydrocarbon properties	Iron ore interest
Revenues	$62,384	$—
Costs and expenses	(215,779)	(27,397)
Loss before income taxes	(153,395)	(27,397)
Income tax expense	(48,623)	—
Net loss from discontinued operations	(202,018)	(27,397)
Loss on disposal of assets	—	—
Income tax expense	(11,987)	—
Net loss on disposal of assets	(11,987)	—
Total loss from discontinued operations	$(214,005)	$(27,397)

All intercompany transactions with continuing operations, except for those that have continued subsequent to dispositions, have been eliminated. Costs and expenses for the years ended December 31, 2015 included the following non-cash impairment losses (before income taxes) on tangible assets and resource properties:
2015
Hydrocarbon properties	$148,877
Interest in an iron ore development project	27,397
Gross impairment	$176,274

Hydrocarbon properties
In September 2015, the Group’s realized pricing for natural gas, natural gas liquids and oil had declined since December 31, 2014. As such, as at September 30, 2015, the Group performed an impairment assessment on its hydrocarbon properties utilizing post-tax discount rates between 10% and 13% and recognized total non-cash impairment losses of  $143,609. As a result of the impairment charge, a previously recorded deferred tax asset of  $50,918 had to be written off. The non-cash impairment losses comprised $46,715 allocated to development and production assets, $16,108 to probable reserves, $33,114 to property, plant and equipment and $47,672 to the properties previously included in assets held for sale. Of the gross impairment losses of  $143,609, impairment losses of  $47,672 were included in continuing operations, with the remaining impairment losses of  $95,937 (before an associated deferred income tax expense of  $50,918) attributable to discontinued operations. In the fourth quarter of 2015, the Group recognized an additional impairment loss of  $52,940 in discontinued operations.
On December 30, 2015, the Group sold a 95% economic interest in certain hydrocarbon assets and the related liabilities to a third party for nominal and contingent consideration. Based on the terms of the transaction, the Group continued to be the registered holder of the entities holding these assets and liabilities but lost the power to direct the business activities of these entities. As such, effective December 30, 2015 the Group ceased consolidating these entities (the former subsidiaries). No gain or loss was recognized upon the disposition. However, a deferred income tax expense of  $11,987 was recognized resulting from the write-off of previously recognized deferred income tax assets. Furthermore, as a result of the deconsolidation of the former subsidiaries, a net receivable of  $11,600 due from the former subsidiaries was recognized as at December 31, 2015 as the amount was no longer eliminated within the Group and was included in assets held for sale. The remaining economic interest was recognized at a nominal value as at December 31, 2015.
Interest in an iron ore development project
In the third quarter of 2015, the Group reviewed the cash flow projections for the iron ore development project located in the United States. Given the reduced viability of this project, high capital cost to complete requisite studies and management’s business focus on trade finance banking activities, management determined that an impairment loss of  $27,397 was required, before a deferred income tax recovery of  $nil, as at September 30, 2015, to write down the carrying amount of its interest to a nominal amount. The impairment loss was included in the results of discontinued operations. The interest was sold during 2016.